ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE F — ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities are as follows:

	March 31,	September 30,
	2026	2025
	(unaudited)
Accounts payable (related party amounts of $89,167 and $0 are included at March 31, 2026 and September 30, 2025, respectively)	$839,556	$844,781
Accrued salaries payable	307,786	1,128,270
Other accrued expenses	322,350	285,325
Total	$1,469,692	$2,258,376

NOTE F – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at September 30, 2025 and 2024 are as follows:

	2025	2024
Accounts payable	$844,781	$1,138,187
Accrued salaries payable	1,128,270	480,760
Other accrued expenses	285,325	118,419
Total	$2,258,376	$1,737,366